Private Placement - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Private Placement Warrants [Line Items]
Proceeds from sale of private placement units	$ 0	$ 10,000,000
Private Placement [Member]
Disclosure Of Private Placement Warrants [Line Items]
Class of warrants and rights issued during the period	6,666,667
Class of warrants and rights issued, price per warrant	$ 1.5
Proceeds from sale of private placement units	$ 10,000,000
Offering costs	$ 10,000
Minimum lock In period for transfer, assign or sell warrants after completion of IPO	30 days
Private Placement [Member] | Common Class A [Member]
Disclosure Of Private Placement Warrants [Line Items]
Number of shares of common stock converted from each warrant	1
Price per warrants	$ 11.5